11. Share Capital: Schedule of Fair value of the options granted (Details) - Company's Stock Options	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	100.00%	100.00%	125.00%
Risk-free interest rate	1.84%	1.79%	1.25%
Expected life of options (years)	1 year 9 months	2 years 4 months 17 days	1 year